Shareholder Report, Holdings (Details) - C000246381 [Member]	Sep. 30, 2025
Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Watts Water Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Accenture PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%